Common Stock and Related Matters	12 Months Ended
Dec. 31, 2015
Common Stock and Related Matters [Abstract]
Common Stock and Related Matters

Note 12 — Common Stock and Related Matters

The following table details the dividends declared and/or paid by us for the years ended December 31, 2015, 2014 and 2013:

Three Months Ended	Date Paid	Total Dividend Declared	Amount of Dividend Paid	Accrued Dividends (1)	Dividend Declared per Share of Common Stock
(In millions, except per share amounts)
2015
December 31, 2015	February 9, 2016	$51.7	$51.0	$0.7	$0.91000
September 30, 2015	November 16, 2015	51.3	51.0	0.3	0.91000
June 30, 2015	August 17, 2015	49.2	49.0	0.2	0.87500
March 31, 2015	May 18, 2015	46.6	46.4	0.2	0.83000

2014
December 31, 2014	February 17, 2015	32.8	32.6	0.2	0.77500
September 30, 2014	November 17, 2014	31.0	30.8	0.2	0.73250
June 30, 2014	August 15, 2014	29.2	29.0	0.2	0.69000
March 31, 2014	May 16, 2014	27.4	27.2	0.2	0.64750

2013
December 31, 2013	February 18, 2014	25.6	25.5	0.1	0.60750
September 30, 2013	November 15, 2013	24.1	23.7	0.4	0.57000
June 30, 2013	August 15, 2013	22.5	22.1	0.4	0.53250
March 31, 2013	May 16, 2013	21.0	20.6	0.4	0.49500

(1)	Represents accrued dividends on restricted stock and restricted stock units that are payable upon vesting.

Dividends declared are recorded as a reduction of retained earnings to the extent that retained earnings was available at the close of the prior quarter, with any excess recorded as a reduction of additional paid-in capital.

Subsequent Event

On February 18, 2016, we announced that we had entered into an agreement for the issuance and sale of $500 million of our 9.5% Series A Preferred Stock (the “Preferred Stock”). The Preferred Stock can be redeemed in whole or in part at our option after five years. The Preferred Stock is also convertible into our common stock beginning in 2028. In association with the issuance of the Preferred Stock, we also agreed to issue approximately 7,020,000 warrants with a strike price of $18.88 per common share and 3,385,000 warrants with a strike price of $25.11 per common share. The warrants have a seven year term and can be exercised commencing six months after closing. We expect to use the net proceeds from the sale of the Preferred Stock to repay indebtedness and for general corporate purposes. We expect this transaction to close in March 2016.